Equity (Details) - Ordinary shares - shares		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Equity [Line Items]
Total shares issued and fully paid - beginning balance		31,609,429	28,959,498	28,780,164	28,674,997	28,671,000	19,660,000
Shares issued during the year ended March 31, 2013 (IPO shares)							9,000,000
Shares issued under share-based compensation plan (Note 19.2)	[1]	3,744,198	2,233,264	179,334	105,167	3,997	11,000
Shares issued under S-8 during the nine months ended March 31, 2018		2,659,847
Shares issued to Mr. Karan A. Chanana as consideration towards repayment of loan			416,667
Total shares issued and fully paid - ending balance		38,013,474	31,609,429	28,959,498	28,780,164	28,674,997	28,671,000
Shares issuable pursuant to share exchange agreement	[2]	7,005,434
Total		45,018,908

[1]	Represents shares issued under share-based compensation plan (2012 & 2017 Omnibus Plan) and also otherwise
[2]	Represents ordinary shares issuable to NCI shareholders in APFPL pursuant to share exchange agreement.